Investment Portfolio
(UNAUDITED) | 07.31.2020
CARILLON REAMS CORE BOND FUND
CORPORATE BONDS - 33.9%	Principal Amount	Value
Aerospace & defense - 1.3%
BAE Systems PLC, 144A, 3.40%, 04/15/30	$3,505,000	$3,951,179
The Boeing Co.,
2.95%, 02/01/30	175,000	167,917
5.15%, 05/01/30	1,430,000	1,566,093
Agriculture - 1.1%
BAT Capital Corp., 4.91%, 04/02/30	3,845,000	4,641,330
Air freight & logistics - 0.7%
FedEx Corp., 3.80%, 05/15/25	2,085,000	2,356,403
United Parcel Service, Inc., 5.20%, 04/01/40	335,000	488,316
Airlines - 1.8%
Alaska Airlines, Pass Through Trust, Series 2020-1, Class A, 144A, 4.80%, 02/15/29	2,835,000	2,936,974
American Airlines, Pass Through Trust,
Series 2011-1, Class A, 5.25%, 07/31/22	163,748	142,052
Series 2013-1, Class A, 4.00%, 01/15/27	656,413	542,427
Series 2013-2, Class A, 4.95%, 07/15/24	241,390	195,842
Delta Air Lines, Pass Through Trust,
Series 2007-1, Class A, 6.82%, 02/10/24	426,191	417,841
Series 2020-1, Class AA, 2.00%, 12/10/29	1,725,000	1,649,872
JetBlue, Pass Through Trust, Series 2019-1, Class AA, 2.75%, 11/15/33	1,521,223	1,430,422
US Airways, Pass Through Trust, Series 2012-1, Class A, 5.90%, 04/01/26	540,300	503,032
Auto manufacturers - 3.6%
American Honda Finance Corp., 0.88%, 07/07/23	2,550,000	2,574,745
BMW U.S. Capital LLC, 144A, 4.15%, 04/09/30	1,195,000	1,423,485
Daimler Finance North America LLC, 144A, 3.35%, 05/04/21	1,200,000	1,221,491
Ford Motor Credit Co. LLC, 3.81%, 10/12/21	235,000	237,406
General Motors Financial Co., Inc.,
2.75%, 06/20/25	2,525,000	2,603,938
4.20%, 11/06/21	495,000	511,981
5.10%, 01/17/24	800,000	877,851
Hyundai Capital America, 144A, 6.38%, 04/08/30	2,580,000	3,256,815
Volkswagen Group of America Finance LLC,
144A, 2.70%, 09/26/22	350,000	363,744
144A, 3.75%, 05/13/30	1,995,000	2,272,722
Banks - 8.0%
Bank of America Corp.,
(Fixed until 02/13/30, then 3 Month LIBOR USD + 0.99%), 2.50%, 02/13/31	4,515,000	4,797,032
3.50%, 04/19/26	295,000	334,527
(Fixed until 04/23/26, then 3 Month LIBOR USD + 1.06%), 3.56%, 04/23/27	905,000	1,013,596
(Fixed until 07/23/28, then 3 Month LIBOR USD + 1.31%), 4.27%, 07/23/29	1,520,000	1,809,983
Citigroup, Inc.,
(Fixed until 06/03/30, then SOFR + 2.11%), 2.57%, 06/03/31	760,000	807,101
(Fixed until 01/29/30, then SOFR + 1.15%), 2.67%, 01/29/31	2,260,000	2,415,521
(Fixed until 04/23/28, then 3 Month LIBOR USD + 1.19%), 4.08%, 04/23/29	1,000,000	1,167,100
(Fixed until 03/31/30, then SOFR + 3.91%), 4.41%, 03/31/31	1,500,000	1,828,041
(Fixed until 03/26/40, then SOFR + 4.55%), 5.32%, 03/26/41	1,225,000	1,766,984
Fifth Third Bancorp, 2.55%, 05/05/27	3,445,000	3,745,859
HSBC Holdings PLC, 4.95%, 03/31/30	2,545,000	3,114,788
JPMorgan Chase & Co.,
(Fixed until 10/15/29, then SOFR + 1.51%), 2.74%, 10/15/30	525,000	572,697
(Fixed until 12/05/28, then 3 Month LIBOR USD + 1.33%), 4.45%, 12/05/29	2,000,000	2,434,272
(Fixed until 03/24/30, then SOFR + 3.79%), 4.49%, 03/24/31	3,110,000	3,856,410
Truist Financial Corp., 2.20%, 03/16/23	830,000	867,088
Wells Fargo & Co. (Fixed until 04/04/30, then 3 Month LIBOR USD + 3.77%), 4.48%, 04/04/31	3,195,000	3,922,894
Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc., 4.35%, 06/01/40	1,455,000	1,751,519

Capital markets - 2.9%
Morgan Stanley,
(Fixed until 01/22/30, then SOFR + 1.14%), 2.70%, 01/22/31	1,295,000	1,411,016
(Fixed until 04/01/30, then SOFR + 3.12%), 3.62%, 04/01/31	2,660,000	3,110,549
The Goldman Sachs Group, Inc.,
2.60%, 02/07/30	4,495,000	4,822,517
3.50%, 04/01/25	1,215,000	1,346,050
UBS Group AG, (Fixed until 01/30/26, then 1 Year CMT Rate + 1.08%), 144A, 1.36%, 01/30/27	1,770,000	1,785,935
Chemicals - 0.1%
DuPont de Nemours, Inc., 2.17%, 05/01/23	510,000	520,229
Containers & packaging - 0.3%
Sonoco Products Co., 3.13%, 05/01/30	1,175,000	1,293,073
Diversfied financial services - 0.5%
GE Capital International Funding Co., 4.42%, 11/15/35	2,060,000	2,129,196
Diversified telecommunication services - 0.4%
AT&T, Inc.,
3.80%, 03/01/24	180,000	199,177
4.25%, 03/01/27	350,000	409,771
4.30%, 02/15/30	960,000	1,152,983
Electric - 0.9%
Consolidated Edison Co. of New York, Inc., 3.35%, 04/01/30	210,000	245,939
Duke Energy Florida LLC, 1.75%, 06/15/30	2,055,000	2,146,262
Exelon Generation Co. LLC, 3.25%, 06/01/25	735,000	811,313
San Diego Gas & Electric Co., 3.32%, 04/15/50	450,000	537,426
Electric utilities - 1.8%
IPALCO Enterprises, Inc., 144A, 4.25%, 05/01/30	3,220,000	3,553,042
Pacific Gas and Electric Co., 1.75%, 06/16/22	2,960,000	2,971,022
Wisconsin Power & Light Co., 3.65%, 04/01/50	850,000	1,070,944
Equity real estate investment trusts (REITs) - 0.9%
Alexandria Real Estate Equities, Inc., 4.90%, 12/15/30	665,000	850,205
Ventas Realty LP, 4.75%, 11/15/30	2,675,000	3,101,015
Food & staples retailing - 0.7%
Sysco Corp., 5.95%, 04/01/30	2,490,000	3,159,579
Hotels, restaurants & leisure - 0.5%
Starbucks Corp., 2.55%, 11/15/30	2,000,000	2,144,781
Industrial conglomerates - 0.6%
General Electric Co.,
3.63%, 05/01/30	1,290,000	1,305,582
4.25%, 05/01/40	1,170,000	1,197,932
Insurance - 0.7%
American International Group, Inc., 4.25%, 03/15/29	1,705,000	2,013,997
Equitable Financial Life Global Funding, 144A, 1.40%, 07/07/25	1,150,000	1,163,081
Media - 0.5%
ViacomCBS, Inc., 4.95%, 01/15/31	1,770,000	2,137,801
Multi-utilities - 0.2%
Dominion Energy, Inc., 3.38%, 04/01/30	690,000	797,644
Oil & gas - 0.5%
BP Capital Markets America, Inc., 3.63%, 04/06/30	1,845,000	2,140,457
Oil, gas & consumable fuels - 3.1%
Equinor ASA,
2.38%, 05/22/30	3,175,000	3,410,842
3.13%, 04/06/30	1,815,000	2,066,385
Exxon Mobil Corp., 3.48%, 03/19/30	1,035,000	1,215,065
Suncor Energy, Inc., 3.10%, 05/15/25	525,000	571,354
TransCanada PipeLines Ltd., 4.10%, 04/15/30	4,970,000	5,869,924
Pipelines - 0.9%
Colonial Enterprises, Inc., 144A, 3.25%, 05/15/30	3,000,000	3,320,266
Enterprise Products Operating LLC, 2.80%, 01/31/30	320,000	342,746
Tobacco - 0.6%
Altria Group, Inc., 3.40%, 05/06/30	425,000	474,539
Reynolds American, Inc., 4.45%, 06/12/25	1,855,000	2,109,859
Transportation - 0.9%
Burlington Northern and Santa Fe Railway Co., Pass Through Trust,
Series 2001-2, 6.46%, 01/15/21	5,352	5,395
Series 2004-1, 4.58%, 01/15/21	37,436	37,983

CSX Transportation, Inc., 6.25%, 01/15/23	185,252	209,541
FedEx Corp., Pass Through Trust, Series 2020-1, Class AA, 1.88%, 08/20/35	2,695,000	2,721,950
Union Pacific Railroad Co., Pass Through Trust,
Series 2004, 5.40%, 07/02/25	151,806	157,419
Series 2005, 5.08%, 01/02/29	382,906	428,178
Series 2006, 5.87%, 07/02/30	343,019	403,060
Total corporate bonds (cost $134,752,177)		145,412,314

MORTGAGE AND ASSET-BACKED SECURITIES - 40.9%
Asset-backed securities - 0.3%
Hertz Vehicle Financing II LP,
Series 2016-4A, Class A, 144A, 2.65%, 07/25/22	452,184	452,886
Series 2017-1A, Class A, 144A, 2.96%, 10/25/21	351,639	351,918
Series 2019-1A, Class A, 144A. 3.71%, 03/25/23	566,981	566,521
Commercial mortgage-backed securities - 4.6%
BANK, Series 2018-BN10, Class A1, 2.62%, 02/17/61	889,414	904,118
CFCRE Commercial Mortgage Trust,
Series 2011-C2, Class A4, 3.83%, 12/17/47	2,092,642	2,122,759
Series 2016-C3, Class A3, 3.87%, 01/10/48	1,855,000	2,073,803
Citigroup Commercial Mortgage Trust, Series 2014-GC21, 3.48%, 05/10/47	760,753	791,586
COMM Mortgage Trust,
Series 2013-CCRE9, Class ASB, 3.83%, 07/12/45	393,007	408,240
Series 2013-CCRE11, Class ASB, 3.66%, 08/12/50	547,388	567,874
Series 2014-UBS5, Class A4, 3.84%, 09/12/47	1,100,000	1,202,408
Series 2015-LC19, Class A4, 3.18%, 02/10/48	1,200,000	1,298,138
GS Mortgage Securities Trust,
Series 2012-GCJ7, Class A4, 3.38%, 05/12/45	1,980,892	2,012,565
Series 2013-GCJ14, Class AAB, 3.82%, 08/10/46	214,676	222,158
Series 2014-GCJ22, Class A5, 3.86%, 06/10/47	355,000	387,375
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A4, 3.48%, 06/16/45	1,938,709	1,981,967
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A3, 3.05%, 10/17/50	1,385,000	1,470,296
LSTAR Commercial Mortgage Trust, Series 2016-4, Class A3, 144A, 2.81%, 03/12/49	460,000	476,377
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A3, 3.21%, 10/19/48	1,043,820	1,100,250
Morgan Stanley Capital I Trust 2017-H1, Class A1, 1.95%, 06/17/50	888,710	892,653
Wells Fargo Commercial Trust, Series 2016-C36, Class A-3, 2.81%, 11/18/59	1,100,000	1,162,666
WFRBS Commercial Mortgage Trust,
Series 2014-C21, Class A3, 3.43%, 08/16/47	28,471	28,718
Series 2014-C21, Class A4, 3.41%, 08/16/47	465,000	496,919
Federal agency mortgage-backed obligations - 36.0%
Fannie Mae Pool,
Series 0913, Class AE, VR, 4.15%, 09/01/20	88,782	88,763
Series 1614, Class AN, 2.47%, 06/01/26	2,785,000	2,985,659
Series 1671, Class AM, 2.10%, 12/01/27	807,235	846,758
Series 2793, Class AL, VR, 4.58%, 01/01/21	388,962	388,934
Series 4018, Class MA, 2.00%, 05/01/50	4,352,845	4,505,810
Series 4047, Class MA, 2.00%, 06/01/50	2,113,683	2,194,526
Series 5796, Class AN, 3.03%, 06/01/27	355,000	385,336
Series 387770, 3.63%, 07/01/28	455,000	516,367
TBA 1.50%, 10/15/35	12,460,000	12,733,049
TBA 2.00%, 10/15/35	40,585,000	42,081,572
TBA 2.00%, 10/15/50	35,475,000	36,613,443
TBA 2.50%, 10/15/50	39,320,000	41,170,098
Fannie Mae-Aces,
Series 2016-M3, Class ASQ2, 2.26%, 02/25/23	572,407	581,880
Series 2016-M6, Class AB2, 2.40%, 05/25/26	593,649	627,006
Series 2020-M17, Class A1, 1.25%, 01/25/28	7,320,261	7,507,332
Freddie Mac REMIC, Series 3609, Class LA, 4.00%, 12/15/24	199	200
Ginnie Mae I Pool,
Series 0091, Class AD, 2.73%, 06/15/32	1,209,338	1,283,287
Series 2583, Class AB, 2.14%, 08/15/23	386,850	390,829
Total mortgage and asset-backed securities (cost $174,300,216)		175,873,044

FOREIGN GOVERNMENT BONDS - 0.2%
Israel Government International Bond, 2.75%, 07/03/30	915,000	1,011,075
Total foreign government bonds (cost $915,000)		1,011,075

U.S. TREASURIES - 1.8%
U.S. Treasury Bond, 1.25%, 05/15/50	7,600,000	7,690,844
Total U.S. Treasuries (cost $7,053,082)		7,690,844

SHORT-TERM INVESTMENTS - 32.2%
U.S. Treasury Bills,
ZCI, 0.07%, 10/15/20	40,275,000	40,267,446
ZCI, 0.13%, 09/17/20	40,895,000	40,890,463
ZCI, 0.13%, 10/06/20	56,975,000	56,966,390
Total short-term investments (cost $138,116,683)		138,124,299
Total investment portfolio (cost $455,137,158) - 109.0%		468,111,576
Liabilities in excess of other assets - (9.0)%		(38,569,019)
Total net assets - 100.0%		$429,542,557

144A - Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

TBA - To-be-announced security. Securities are being used in dollar roll transactions.
VR - Variable rate security. Interest rate adjusts periodically based on changes in current interest rates. Rate shown is the rate in effect as of the date of this report.
REMIC - Real estate mortgage investment conduit
ZCI - Zero coupon instrument. Rate disclosed is yield to maturity as of the date of this report.

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:
Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments and credit default swap contracts are categorized as Level 2 as of the date of this report.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

CARILLON REAMS CORE BOND FUND
SWAP CONTRACTS - CREDIT DEFAULT SWAPS
(UNAUDITED) | 07.31.2020

		Rating of							Premiums	Unrealized
	Reference	Reference Entity	Buy/Sell(a)	Pay/Receive	Fixed	Expiration	Notional		Paid	Appreciation
Exchange	Entity	(Moody's/S&P)	Protection	Fixed Rate	Rate	Date	Value(b)	Value (c)	(Received)	(Depreciation)
Intercontinental Exchange	CDX North American Investment Grade Index Series 34	Baa2/BBB	Sell	Receive	1%/Quarterly	6/20/2025	$121,620,000	$1,805,038	$1,261,725	$543,313
Total swap contracts							$121,620,000	$1,805,038	$1,261,725	$543,313

There is $77,027 of variation margin due from the Fund to the broker as of the date of this report.

(a)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.
(b)The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(c)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.